Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations of Future Minimum Lease Payments

As of June 30, 2018, the Company is committed to making the following future minimum lease payments:

Premises Operating Leases
(In thousands)
2018	$261
2019	565
2020	425
2021	58
Total contractual obligations	$1,309